Sales - geographic region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Sales of goods [Line Items]
Less: Royalty contributions (see Note 2(k))	$ (18,839)	$ (17,733)	$ (12,974)
Revenue from sale of goods	810,961	801,199	863,470
Sociedad Minera Cerro Verde S.A.A.
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	4,143,228	3,975,295	4,199,448
Sociedad Minera Cerro Verde S.A.A. | Asia [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	3,083,051	3,229,797	3,223,191
Sociedad Minera Cerro Verde S.A.A. | North America [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	547,934	386,768	429,330
Sociedad Minera Cerro Verde S.A.A. | Europe [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	401,512	165,871	314,425
Sociedad Minera Cerro Verde S.A.A. | South America primarily Peru [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	$ 110,731	$ 192,859	$ 232,502